Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions		9 Months Ended			24 Months Ended	36 Months Ended
	Apr. 01, 2018 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Taxation [Line Items]
Profits tax rate (in Dollars)		$ 64		$ (49)
Assessable profit percentage	8.25%
Accounting standards, percentage		25.00%	25.00%
Preferential tax rate		15.00%	15.00%
Reduction income tax rate		15.00%	15.00%
Preferential tax rate		5.00%	5.00%		5.00%	5.00%
Taxable income (in Yuan Renminbi)		$ 1,467		$ 1,663
Deferred tax assets, net operating loss carryforwards		12,564					$ 11,325
Valuation allowances		15,575					13,840
PRC [Member]
Taxation [Line Items]
Net operating loss carryforwards		51,588					48,347
Non-PRC [Member]
Taxation [Line Items]
Net operating loss carryforwards		$ 87,825					$ 82,600
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate (in Dollars)	$ 2
PRC [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥			¥ 3		¥ 1
Minimum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥						¥ 1
Maximum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥						¥ 3